Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Summarized statement of financial position
Current assets	¥ 17,985,060		¥ 19,260,985		$ 2,844,747
Current liabilities	(12,636,836)		(13,051,795)		(1,998,803)
Non-current liabilities	(848,506)		(1,406,453)		(134,209)
Total equity	11,615,344		11,832,710	¥ 11,573,385	1,837,232	¥ 11,147,554
Attributable to NCI	2,756,192		2,818,086		435,955
Summarized statement of comprehensive income
Revenue	21,265,930	$ 3,363,691	20,581,170	18,016,085
Profit after tax	407,894	64,517	779,326	860,700
Total comprehensive income for the year	435,099	68,821	712,710	872,217
Attributable to NCI	141,859	22,438	219,744	261,848
Summarized statement of cash flows
Operating	504,556	79,809	1,415,368	1,583,016
Investing	(738,848)	(116,867)	(785,753)	(810,477)
Financing	(838,563)	(132,638)	(461,832)	(589,429)
Guangxi Yuchai Machinery Company Limited [member]
Summarized statement of financial position
Current assets	17,067,747		18,395,754		2,699,653
Non-current assets, excluding goodwill	6,812,500		6,722,233		1,077,552
Goodwill	212,636		212,636		33,633
Current liabilities	(12,620,344)		(13,035,680)		(1,996,195)
Non-current liabilities	(781,986)		(1,293,007)		(123,689)
Net assets	10,690,553		11,001,936		1,690,954
Total equity	10,690,553		11,001,936		1,690,954
Attributable to NCI	2,574,669		2,624,933	2,603,227	$ 407,243
Summarized statement of comprehensive income
Revenue	21,254,134	3,361,826	20,557,660	17,980,304
Profit after tax	443,499	70,149	829,042	825,807
Total comprehensive income for the year	506,769	80,157	826,214	828,861
Attributable to NCI	153,500	24,280	229,231	254,284
Summarized statement of cash flows
Operating	588,727	93,121	1,476,034	1,632,557
Investing	(674,686)	(106,717)	(794,291)	(858,904)
Financing	(1,002,764)	(158,610)	(505,997)	(656,576)
Net increase in cash and cash equivalents	¥ (1,088,723)	$ (172,206)	¥ 175,746	¥ 117,077